Income Taxes (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Income Taxes
Income (loss) before income taxes	$ (1,958)	$ 17,262	$ 31,373
United Kingdom
Income Taxes
Income (loss) before income taxes	(18,329)	7,536	17,937
U.S.
Income Taxes
Income (loss) before income taxes	8,090	6,000	8,726
Malaysia
Income Taxes
Income (loss) before income taxes	7,497	5,376	8,702
Income tax benefit attributable to exempted income tax status	1,774	2,002	2,176
Income tax benefit attributable to exempted income tax status, diluted (in dollars per share)	$ 0.06	$ 0.07	$ 0.07
Other jurisdictions
Income Taxes
Income (loss) before income taxes	$ 784	$ (1,650)	$ (3,992)